Organization (Details) - Schedule of wholly owned consolidated VIEs and cash flow disclosures - VIE [Member] - USD ($) $ in Thousands	10 Months Ended	12 Months Ended
	Oct. 29, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	$ 1,302	$ (4,151)
Impairment of doubtful debt	(300)	2,241
MNVO BU management compensation		1,497
Deferred income tax benefits		(29)
Changes in operating assets and liabilities	(2,557)	(1,321)
Net cash used in operating activities	(1,555)	(1,763)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment	(37)	(92)
Purchases of intangible assets	(355)	(706)
Proceeds from disposal of non-controlling interest		5,296
Payments to acquiring non-controlling interest		(1,497)
Net cash provided by (used in) investing activities	(392)	3,001
CASH FLOWS FROM FINANCING ACTIVITIES
Repayments of short-term bank and other borrowings		(36)
Net cash generated from (used in) financing activities		(36)
Effect of foreign exchange rate changes on cash and short-term investment	38	50
Net change in cash and cash equivalents and restricted cash	(1,910)	1,252
Cash and cash equivalents and restricted cash at beginning of year	2,296	1,044
Cash and cash equivalents and restricted cash at end of year	$ 386	$ 2,296